CASH, CASH EQUIVALENTS, RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalents (i):
Cash	¥ 10,469,689		¥ 17,994,611
Cash equivalents	973,276		1,640,105
Restricted cash (ii):
Current	8,858,449	$ 1,213,603	6,222,745	$ 852,513	¥ 6,181,057	¥ 6,286,105
Total cash, cash equivalents and restricted cash	¥ 20,301,414	$ 2,781,283	¥ 25,857,461	$ 3,542,458	¥ 25,594,259	¥ 26,732,209
Weighted average interest rate on cash equivalent	4.00%	4.00%	3.90%	3.90%	3.60%
Cash received from the property buyers but not yet been paid to the sellers through the Group's online payment platform, which is placed with banks in escrow accounts
Restricted cash (ii):
Proportion of type of restricted cash (as a percent)	72.00%	72.00%	76.20%	76.20%
Security deposits for the Group's guarantee and financing services
Restricted cash (ii):
Proportion of type of restricted cash (as a percent)	27.50%	27.50%	19.10%	19.10%
Borrowings from commercial banks
Restricted cash (ii):
Proportion of type of restricted cash (as a percent)	0.00%	0.00%	4.50%	4.50%
Other miscellaneous restricted cash
Restricted cash (ii):
Proportion of type of restricted cash (as a percent)	0.50%	0.50%	0.20%	0.20%